Deposits	12 Months Ended
Dec. 31, 2024
Deposits.
Deposits

(6) Deposits

Deposits as of December 31, 2024 and 2023 and related interest expense for the years ended December 31, 2024, 2023, and 2022 were as follows:

	2024	2023

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,790,875	$4,126,635
Foreign	821,469	904,210
Total demand non-interest bearing	4,612,344	5,030,845
Savings and interest bearing demand
Domestic	3,317,461	3,161,411
Foreign	1,282,496	1,207,121
Total savings and interest bearing demand	4,599,957	4,368,532
Time, certificates of deposit $100,000 or more
Domestic	876,254	763,419
Foreign	1,390,566	1,103,710
Less than $100,000
Domestic	317,220	289,565
Foreign	315,503	268,483
Total time, certificates of deposit	2,899,543	2,425,177
Total deposits	$12,111,844	$11,824,554

	2024	2023	2022

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$56,759	$42,148	$9,196
Foreign	25,153	18,189	3,490
Total savings and interest bearing demand	81,912	60,337	12,686
Time, certificates of deposit $100,000 or more
Domestic	32,283	18,597	5,528
Foreign	47,420	25,471	3,867
Less than $100,000
Domestic	8,748	4,592	1,027
Foreign	8,517	4,498	735
Total time, certificates of deposit	96,968	53,158	11,157
Total interest expense on deposits	$178,880	$113,495	$23,843

Scheduled maturities of time deposits as of December 31, 2024 were as follows:

Total
(in thousands)
2025	$2,730,997
2026	119,228
2027	32,607
2028	16,285
2029	424
Thereafter	2
Total	$2,899,543

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2024, were as follows:

Total
(in thousands)
Due within 3 months or less	$982,133
Due after 3 months and within 6 months	698,349
Due after 6 months and within 12 months	465,005
Due after 12 months	121,333
$2,266,820

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2024 and December 31, 2023 were $1,494,267,000 and $1,202,170,000, respectively.